PROPERTY, PLANT AND EQUIPMENT - Summary of Right-of-Use Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 1,252	$ 1,266
Depreciation expense	(263)	(203)
Property, plant and equipment	13,982	13,892
Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,796	2,807
Land
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	51	8
Depreciation expense	(7)	(1)
Property, plant and equipment	382	633
Land | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	621	632
Depreciation expense	(128)	(88)
Property, plant and equipment	4,078	3,602
Buildings | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	538	552
Depreciation expense	(104)	(91)
Property, plant and equipment	4,147	4,226
Machinery and equipment | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	278	313
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	22	53
Depreciation expense	(16)	(11)
Property, plant and equipment	3,111	3,265
Vessels | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,518	2,494
Others
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	20	21
Depreciation expense	(8)	(12)
Property, plant and equipment	1,012	900
Others | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 0	$ 0